Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	General New York Municipal Money Market Fund
Entity Central Index Key	0000803950
Document Period End Date	May 31, 2024